Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2020
Cash and cash equivalents
Schedule of cash and cash equivalents

	Six Months Ended	Year Ended
	June 30,	December 31,
(in thousands of €)	2020	2019
Cash equivalents	€1,146,936	€252,550
Cash and bank balances	54,507	78,732
	€1,201,443	€331,282